Summary of Material Accounting Policy Information - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings and structures [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	50 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Office equipment [Member] | Bottom of range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Office equipment [Member] | Top of range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold equipment Member] | Bottom of range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold equipment Member] | Top of range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Other equipment Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years [1]

[1]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.